OTHER RECEIVABLES, NET - Summary of Movement of allowance for credit losses (Details)	6 Months Ended			12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)
OTHER RECEIVABLES, NET
Charge to (reversal of) allowance	¥ 1,392,516		¥ 549,132
Third parties
OTHER RECEIVABLES, NET
Beginning balance	1,994,960	$ 280,984	¥ 619,444	¥ 619,444
Charge to (reversal of) allowance	(1,392,516)			1,375,516	$ (196,132)
Ending balance	¥ 602,444	$ 84,852		¥ 1,994,960	$ 280,984